EARNINGS (LOSS) PER SHARE - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	584,137	164,263
RSUs
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	165,729	146,826
Performance-based RSUs
Earnings per share [line items]
Number of instruments that are antidilutive in period presented	294,413	0